GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Aug. 31, 2012
GENERAL AND ADMINISTRATIVE EXPENSES [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 14 - GENERAL AND ADMINISTRATIVE EXPENSES

			Period from April
			12, 2002
			(inception)
	Year ended		through
	August 31		August 31,
	2012	2011	2012

Compensation costs in respect of options granted to employees, directors and consultants	$172,470	$263,999	$2,049,406
Professional services	221,218	344,277	1,899,744
Consulting fees	159,136	171,167	970,900
Travel costs	71,529	54,976	545,930
Write off of debt	-	-	275,000
Business development	284,899	151,886	815,945
Payroll and related expenses	144,101	174,229	753,208
Insurance	22,375	23,890	118,921
Other	127,436	91,536	732,493
	$1,203,164	$1,275,960	$8,161,547